Trade Receivables - Schedule of Trade Receivables (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Dec. 31, 2024 AED (د.إ)
Trade Receivables [Abstract]
Trade receivables	$ 19,617	د.إ 72,033	د.إ 88,463
Less: expected credit losses allowance	(11,224)	(41,213)	(41,213)
Total trade receivables	$ 8,393	د.إ 30,820	د.إ 47,250